UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2008*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Investors LP

Address:  375 Park Avenue
          New York, NY 10152

13F File Number: 028-12486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua Steiner
Title:    Managing Member of Quadrangle Equity GP Capital LLC, its general partner
Phone:    (212) 418-1700

Signature, Place and Date of Signing:


/s/ Joshua Steiner                  New York, NY           February 10, 2009
--------------------------         --------------          -----------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.     Form 13F File Number            Name

1.      028-12252                       Quadrangle Equity Management LLC

   * As of December 31, 2008, Quadrangle Equity Investors LP ("QEI LP") was engaged in a winding up of its operations and had no assets invested in securities listed on the Securities and Exchange Commission's Official List of
Section 13(f) Securities. Quadrangle Equity GP Capital LLC, QEI LP's general partner, intends to complete a legal dissolution of QEI LP prior to its next Form 13F quarterly report date. Accordingly, QEI LP intends this Form 13F filing to conclude its Form 13F filing obligations.